LONG-TERM DEBT (Details)	3 Months Ended	12 Months Ended				1 Months Ended						1 Months Ended			1 Months Ended		1 Months Ended	12 Months Ended						1 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended				1 Months Ended		12 Months Ended								1 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended		1 Months Ended				1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended						1 Months Ended			1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($) carriers vessel	Dec. 31, 2014 USD ($) carriers vessel	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Nov. 30, 2013 vessels	Nov. 30, 2012 US Dollar 53.2 Million Secured Term Loan Facility [Member] USD ($) subsidiaries carriers	Dec. 31, 2014 US Dollar 53.2 Million Secured Term Loan Facility [Member] USD ($)	Dec. 31, 2013 US Dollar 53.2 Million Secured Term Loan Facility [Member] USD ($)	Dec. 31, 2014 US Dollar 70 Million Secured Term Loan Facility [Member] USD ($)	Dec. 31, 2013 US Dollar 70 Million Secured Term Loan Facility [Member] USD ($)	Jun. 30, 2013 US Dollar 70 Million Secured Term Loan Facility [Member] USD ($)	Jun. 30, 2014 US Dollar 45 million secured term loan facility [Member] USD ($) subsidiaries containership	Dec. 31, 2014 US Dollar 45 million secured term loan facility [Member] USD ($)	Dec. 31, 2013 US Dollar 45 million secured term loan facility [Member] USD ($)	Jan. 31, 2013 US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($)	Dec. 31, 2014 US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($)	Mar. 31, 2014 NOK 900 Million Senior Unsecured Bonds [Member]	Dec. 31, 2014 NOK 900 Million Senior Unsecured Bonds [Member] NOK	Dec. 31, 2014 NOK 900 Million Senior Unsecured Bonds [Member] USD ($)	Mar. 19, 2014 NOK 900 Million Senior Unsecured Bonds [Member] NOK	Dec. 31, 2013 NOK 900 Million Senior Unsecured Bonds [Member] USD ($)	Dec. 31, 2013 NOK 900 Million Senior Unsecured Bonds [Member] NOK	Oct. 31, 2012 NOK 900 Million Senior Unsecured Bonds [Member] NOK	Oct. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member]	Mar. 31, 2014 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2013 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2014 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Dec. 31, 2014 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2013 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Oct. 07, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Feb. 28, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]	Dec. 31, 2014 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Dec. 31, 2013 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Feb. 10, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Jan. 31, 2013 NOK 600 million senior unsecured floating rate bonds due 2017 [Member]	Oct. 31, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Dec. 31, 2013 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Dec. 31, 2014 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] USD ($)	Dec. 31, 2014 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Dec. 31, 2013 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] USD ($)	Dec. 31, 2014 Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($)	Dec. 31, 2013 Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($)	Dec. 31, 2014 Floating Rate Debt [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] USD ($)	Apr. 30, 2006 Floating Rate Debt [Member] US$ 210 million secured term loan facility [Member] USD ($) vessel subsidiaries	Dec. 31, 2014 Floating Rate Debt [Member] US$ 210 million secured term loan facility [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] US$ 210 million secured term loan facility [Member] USD ($)	Aug. 31, 2007 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] USD ($) subsidiaries vessel	Dec. 31, 2013 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] USD ($)	Jan. 31, 2008 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] vessel	Jan. 31, 2008 Floating Rate Debt [Member] US$ 77 million secured term loan facility [Member] USD ($) vessel subsidiaries	Dec. 31, 2013 Floating Rate Debt [Member] US$ 77 million secured term loan facility [Member] USD ($)	Feb. 28, 2008 Floating Rate Debt [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Aug. 31, 2007 Floating Rate Debt [Member] US$ 30 million secured revolving credit facility (February 2008) [Member]	Dec. 31, 2014 Floating Rate Debt [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Mar. 31, 2008 Floating Rate Debt [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($) tankers subsidiaries	Dec. 31, 2014 Floating Rate Debt [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Feb. 28, 2010 Floating Rate Debt [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Dec. 31, 2014 Floating Rate Debt [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Mar. 31, 2010 Floating Rate Debt [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessel	Dec. 31, 2014 Floating Rate Debt [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessel	Dec. 31, 2013 Floating Rate Debt [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($)	Mar. 31, 2010 Floating Rate Debt [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Dec. 31, 2014 Floating Rate Debt [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Nov. 30, 2010 Floating Rate Debt [Member] US$ 54 million secured term loan facility [Member] USD ($) subsidiaries carriers	Dec. 31, 2014 Floating Rate Debt [Member] US$ 54 million secured term loan facility [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] US$ 54 million secured term loan facility [Member] USD ($)	Nov. 30, 2011 Floating Rate Debt [Member] US$ 95 million secured term loan and revolving credit facility [Member]	Dec. 31, 2014 Floating Rate Debt [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Feb. 08, 2011 Floating Rate Debt [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Mar. 31, 2011 Floating Rate Debt [Member] US$ 75 million secured term loan facility [Member] USD ($)	Dec. 31, 2014 Floating Rate Debt [Member] US$ 75 million secured term loan facility [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] US$ 75 million secured term loan facility [Member] USD ($)	May 31, 2011 Floating Rate Debt [Member] US$ 171 million secured term loan facility [Member] USD ($) subsidiaries vessel	Dec. 31, 2014 Floating Rate Debt [Member] US$ 171 million secured term loan facility [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] US$ 171 million secured term loan facility [Member] USD ($)	Jun. 30, 2011 Floating Rate Debt [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Jul. 31, 2011 Floating Rate Debt [Member] US$ 167 million secured term loan facility USD ($) subsidiaries vessel	Dec. 31, 2014 Floating Rate Debt [Member] US$ 167 million secured term loan facility USD ($) vessel	Dec. 31, 2013 Floating Rate Debt [Member] US$ 167 million secured term loan facility USD ($)	Mar. 31, 2012 Floating Rate Debt [Member] US dollar 184 million secured term loan and revolving credit facility [Member] subsidiaries	Dec. 31, 2014 Floating Rate Debt [Member] US dollar 184 million secured term loan and revolving credit facility [Member] vessel	Dec. 31, 2013 Floating Rate Debt [Member] US dollar 184 million secured term loan and revolving credit facility [Member] USD ($) vessel	Mar. 31, 2013 Floating Rate Debt [Member] US dollar 184 million secured term loan and revolving credit facility [Member] USD ($) vessel	Dec. 31, 2014 Floating Rate Debt [Member] US Dollar 45 million secured term loan facility [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] US Dollar 45 million secured term loan facility [Member] USD ($)	Aug. 31, 2014 Floating Rate Debt [Member] US dollar 101 million secured term loan facility [Member] USD ($) subsidiaries vessel	Dec. 31, 2014 Floating Rate Debt [Member] US dollar 101 million secured term loan facility [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] US dollar 101 million secured term loan facility [Member] USD ($)	Sep. 30, 2014 Floating Rate Debt [Member] US dollar 20 million secured term loan facility [Member] USD ($) subsidiaries	Dec. 31, 2014 Floating Rate Debt [Member] US dollar 20 million secured term loan facility [Member] USD ($)	Jun. 30, 2014 Floating Rate Debt [Member] US dollar 20 million secured term loan facility [Member] containership	Dec. 31, 2013 Floating Rate Debt [Member] US dollar 20 million secured term loan facility [Member] USD ($)	Sep. 30, 2014 Floating Rate Debt [Member] US dollar 128 million secured term loan facility (September 2014) [Member] USD ($) subsidiaries	Dec. 31, 2014 Floating Rate Debt [Member] US dollar 128 million secured term loan facility (September 2014) [Member] USD ($)	Jun. 30, 2014 Floating Rate Debt [Member] US dollar 128 million secured term loan facility (September 2014) [Member] containership	Dec. 31, 2013 Floating Rate Debt [Member] US dollar 128 million secured term loan facility (September 2014) [Member] USD ($)	Dec. 31, 2014 Floating Rate Debt [Member] US dollar 128 million secured term loan facility (November 2014) [Member] subsidiaries containership	Nov. 30, 2014 Floating Rate Debt [Member] US dollar 128 million secured term loan facility (November 2014) [Member] USD ($) subsidiaries containership	Dec. 31, 2014 Floating Rate Debt [Member] US dollar 39 million secured term loan facility [Member] USD ($) carriers	Dec. 31, 2013 Floating Rate Debt [Member] US dollar 39 million secured term loan facility [Member] USD ($)	Oct. 31, 2013 SFL Linus [Member] USD ($)	Dec. 31, 2014 SFL Linus [Member] USD ($)	Dec. 31, 2014 Interest Expense [Member] USD ($)	Dec. 31, 2013 Interest Expense [Member] USD ($)
Debt Instrument [Line Items]
Number of container vessels contracted to be acquired, canceled																																																																																							3	1
Long-term debt	$ 1,732,459,000	$ 1,732,459,000	$ 1,736,879,000				$ 44,300,000	$ 48,800,000	$ 0	$ 70,000,000			$ 45,000,000	$ 0				892,000,000	$ 119,277,000		$ 0	0				436,500,000	$ 0	0	$ 71,854,000			$ 125,000,000	$ 125,000,000				564,000,000	$ 76,487,000	572,000,000	$ 92,843,000	$ 350,000,000	$ 350,000,000	$ 1,061,695,000	$ 1,097,182,000		$ 171,400,000	$ 174,800,000		$ 73,900,000			$ 39,100,000			$ 3,000,000	$ 5,000,000		$ 28,000,000	$ 25,600,000		$ 29,100,000	$ 32,000,000		$ 71,500,000	$ 158,800,000		$ 29,100,000	$ 32,000,000		$ 38,000,000	$ 42,000,000		$ 57,500,000	$ 47,500,000			$ 56,600,000	$ 62,500,000		$ 134,200,000	$ 146,300,000			$ 72,200,000	$ 74,500,000			$ 64,400,000					$ 98,700,000	$ 0		$ 20,000,000		$ 0		$ 126,400,000		$ 0			$ 36,400,000	$ 0		$ 451,300,000
Less : current portion of long-term debt	(182,415,000)	(182,415,000)	(389,888,000)
Total long-term debt, non-current portion	1,550,044,000	1,550,044,000	1,346,991,000
Long-term Debt, by Maturity [Abstract]
2014	182,415,000	182,415,000
2015	204,218,000	204,218,000
2016	187,205,000	187,205,000
2017	582,980,000	582,980,000
2018	254,591,000	254,591,000
Thereafter	321,050,000	321,050,000
Long-term debt	1,732,459,000	1,732,459,000	1,736,879,000				44,300,000	48,800,000	0	70,000,000			45,000,000	0				892,000,000	119,277,000		0	0				436,500,000	0	0	71,854,000			125,000,000	125,000,000				564,000,000	76,487,000	572,000,000	92,843,000	350,000,000	350,000,000	1,061,695,000	1,097,182,000		171,400,000	174,800,000		73,900,000			39,100,000			3,000,000	5,000,000		28,000,000	25,600,000		29,100,000	32,000,000		71,500,000	158,800,000		29,100,000	32,000,000		38,000,000	42,000,000		57,500,000	47,500,000			56,600,000	62,500,000		134,200,000	146,300,000			72,200,000	74,500,000			64,400,000					98,700,000	0		20,000,000		0		126,400,000		0			36,400,000	0		451,300,000
Weighted average interest rate (in hundredths)																																											4.98%	4.86%
Three month dollar LIBOR rate (in hundredths)	0.256%	0.256%	0.246%
Three month Norwegian kroner NIBOR rate (in hundredths)	1.48%	1.48%	1.69%
Stated interest rate															3.25%																			3.75%
Debt amount						53,200,000.0					70,000,000.0	45,000,000			350,000,000					900,000,000			900,000,000							500,000,000				125,000,000		600,000,000									210,000,000			149,000,000			77,000,000		30,000,000				49,000,000			42,600,000.0			725,000,000			42,600,000.0			53,700,000.0						95,000,000	75,400,000.0			171,000,000			55,000,000	166,800,000.0						184,000,000			101,400,000.0			20,000,000				127,500,000.0					127,500,000.0	39,000,000		475,000,000
Number of container vessels												7																																																																																					2				2			2
Number of offshore supply vessels																																																																																												6
Number of drybulk carriers																																																																																																									2
Amount of debt repurchased																		8,000,000							4,000,000	63,500,000											36,000,000
Gain/(loss) on repurchase of debt		(21,000)	(1,218,000)	(122,000)
Maturity date of debt																	3/19/2019							4/7/2014							2016				2018	10/19/2017
Redemption price of debt (in hundredths)																				100.50%																100.50%
Conversion price (in dollars per share)															$ 21.945	$ 18.1555																$ 17.98		$ 27.05
Premium of conversion price to share price															33.00%																			35.00%
Threshold percentage of value of shares underlying each bond to principal amount of bond for the bonds to be callable (in hundredths)																																		130.00%
Number of new vessels acquired that were partly funded by secured term loan facility																																													5			5			2						2
Minimum revenue level by vessel-owning subsidiaries																																														2,700,000
Available amount under revolving part of credit facility																																																										0	1,900,000					112,000,000	119,700,000								0	20,000,000										0	8,000,000					0	0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement						2						7																																	5			5			2						2												2										8				5			4						6			2				2				2	2
Term of loan in years	2 years																																												12 years						7 years						10 years			5 years			5 years			5 years										8 years			10 years							12 years
Number of vessels sold	2	2			2																																													1														12
Number of remaining vessels relating to loan facility																																																4
Number of vessels against which loan was secured																																																															26	14					2							3			7				5	3					4
Percentage of acquisition cost of securities which may be funded by financing facility (in hundredths)																																																																																		50.00%
Number of car carriers	2	2				2
Book value of assets pledged under ship mortgages	2,062,000,000	2,062,000,000	1,994,000,000
Common shares loaned to affiliate															6,060,606
Related party share loan fee															1,000,000
Equity component of convertible bond issuance, net		0	20,722,000	0
Amortization of deferred charges																																																																																																													4,100,000	3,900,000
Debt Instrument, Term						5 years						5 years																																									7 years	7 years															8 years			7 years											6 years									5 years			5 years				7 years				8 years	7 years			5 years
Proceeds from Issuance of Debt																																						$ (8,000,000)